Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

(a)	Future Operating Lease Commitments
The Company has certain operating leases for office space, trailers and certain equipment. Remaining annual minimum payments under these leases at September 30, 2012 were as follows:

(In thousands)	Total	Less Than 1 Year	1 - 3 Years	4 - 5 Years	More Than 5 Years
Operating lease obligations	$9,826	$1,417	$5,929	$1,110	$1,370

(b)	Purchase Commitments
In connection with the Molycorp Mountain Pass facility modernization and expansion and future operations, the Company entered into contractual commitments for the purchase of materials and services from various vendors. As a result of the Molycorp Canada acquisition, the Company assumed other purchase obligations totaling $6.3 million at September 30, 2012, which are expected to be settled between 2012 and 2014. Future payments for all purchase commitments at September 30, 2012 were as follows:

(In thousands)	Total	Less Than 1 Year	1 - 3 Years	4 - 5 Years	More Than 5 Years
Purchase obligations and other commitment	$287,819	$284,534	$1,798	$538	$949

(c)	Potential Environmental Obligations
As part of its ongoing remediation efforts at the Molycorp Mountain Pass facility, the Company identified liner defects in three of the onsite evaporation ponds in 2011. These defects led to minor groundwater contamination issues that are limited to a small area directly underneath the evaporation ponds. In order to remediate this issue, the Company will replace the primary lining system and might have to install a groundwater recovery system. The Company estimated the cost of these items at between $2.4 million and $4.6 million, which will be treated as capital expenditures and are included in the purchase obligations table above. The Company is in the process of finalizing the remediation plans with the Regional Water Quality Control Board.

(d)	Labor Contract
Certain Molycorp Mountain Pass facility employees are covered by a collective bargaining agreement with the United Steelworkers of America that expires on March 15, 2015. At September 30, 2012, 226 employees, or approximately 60% of the Company’s workforce at the Molycorp Mountain Pass facility, were covered by this collective bargaining agreement.
At September 30, 2012, 172 employees, or approximately 29% of the workforce at the Company’s Molycorp Silmet facility, were unionized employees. The contract with the labor union in Estonia was renewed in February 2012.

(e)	Reclamation Surety Bonds
At September 30, 2012, Molycorp had placed $28.8 million of surety bonds with California state and regional agencies to secure its Mountain Pass facility closure and reclamation obligations.

(f)	Purported Class Action, Derivative Lawsuits and Investigation
In February 2012, a purported class action lawsuit captioned, Angelo Albano, Individually and on Behalf of All Others Similarly Situated v. Molycorp, Inc., et al., was filed against the Company and certain of its executive officers in the U.S. District Court for the District of Colorado. This federal court action alleges, among other things, that the Company and those officers violated Section 10(b) of the Securities Exchange Act of 1934 in connection with statements relating to its third quarter fiscal 2011 financial results and fourth quarter 2011 production guidance that the Company had filed with or furnished to the SEC, or otherwise made available to the public. In July 2012, the plaintiffs filed an amended consolidated class action complaint against the Company, certain of its officers and directors, certain of its private equity investors, and certain underwriters involved in our public offerings in 2011. The amended complaint alleges, among other things, that some or all of the defendants violated Sections 10(b), 20(a) and 20A of the Securities Exchange Act of 1934 as well as Sections 11, 12(a)(2) and 15 of the Securities Act of 1933. The plaintiffs are seeking unspecified damages and other relief. In October 2012, the defendants filed a motion to dismiss all the claims in the amended complaint. The Company believes the allegations are without merit and that it has valid defenses to such allegations. The Company intends to defend this action vigorously. The Company is unable to provide meaningful quantification of how the final resolution of these claims may impact its future consolidated financial position or results of operations.
Seven stockholder derivative lawsuits have been filed in three different jurisdictions purportedly on behalf of Molycorp, Inc., against certain of its directors and officers, and certain of its private equity investors. These cases have been filed in the Delaware Court of Chancery, the U.S. District Court in Colorado, and the District Court in Arapahoe County, Colorado. They are captioned: Gaines v. Smith et al., Case No. 7282 (Del. Ch. Feb. 12, 2012); Paskowitz v. Smith et al., Case No. 7319 (Del. Ch. Mar. 9, 2012); Wilson v. Smith et al., No. 7395-VCN (Del. Ch. April 4, 2012); Wells v. Smith et al., No. 1:12-cv-00447-WJM (D. Colo. Feb. 21, 2012); Swaggerty v. Smith et al., No. 12-cv-00589-CMA-KLM (D. Colo. Mar. 7, 2012); Clem v. Smith et al., No. 12 CV 392 (Arapahoe Cnty., Colo. Feb. 24, 2012); and Nationwide Consulting, Inc. v. Smith et al., No. 12 CV 448 (Arapahoe Cnty., Colo. Mar. 5, 2012). The Clem and Nationwide cases, which were previously consolidated under the caption Clem v. Smith et al., No. 12 CV 392 (Arapahoe Cnty., Colo.), have been voluntarily dismissed without prejudice. The Wells and Swaggerty cases have both been dismissed without prejudice in favor of the lawsuits proceeding in the Delaware Court of Chancery. As a result, plaintiffs in the Wells and Swaggerty cases filed notices of appeal before the 10th Circuit. The defendants have filed a responsive brief in the 10th Circuit in the Wells and Swaggerty cases. The 10th Circuit case has been fully briefed by the parties.
The derivative cases have been consolidated and are proceeding in the Delaware Court of Chancery. In August 2012, a consolidated amended shareholder derivative complaint was filed with the Delaware Court of Chancery challenging, among other things, certain sales of stock by officers, directors and private equity firms, and certain Molycorp corporate acquisitions during 2011. The amended complaint asserts causes of action for: (1) alleged breaches of fiduciary duty, including the duties of loyalty and due care; (2) alleged breach of fiduciary duty not to trade on or misuse material non-public information; (3) alleged unjust enrichment; and (4) alleged aiding and abetting a breach of fiduciary duty against controlling stockholders. On behalf of Molycorp, the plaintiffs in the derivative actions seek, among other things, monetary damages, restitution, an accounting, and certain changes to corporate governance procedures.
On October 22, 2012, the defendants filed motions to dismiss and motions to stay the derivative case with the Delaware Court of Chancery. Defendants filed their opening briefs in support of the Motions to Stay on November 5, 2012. The parties agreed that all briefing on defendants' Motions to Dismiss should be stayed pending resolution of defendants' Motions to Stay.
In August 2012, the staff of the SEC notified the Company that a formal order of investigation had been issued regarding, among other things, the accuracy of the Company's public disclosures. The Company is cooperating with the staff of the SEC in connection with the investigation. The Company cannot predict the length, scope or results of the investigation or the impact, if any, of the investigation on the Company's results of operations.

(7)	Commitments and Contingencies

(a)	Future Operating Lease Commitments
The Company has certain operating leases for office space, trailers and certain equipment. Remaining annual minimum payments under these leases at December 31, 2011 were $1.0 million in 2012, $0.6 million in 2013, $0.5 million in 2014, $0.5 million in 2015, $0.4 million in 2016 and zero thereafter, totaling $3.0 million.
Rent expense for office space, trailers and certain equipment in 2011, 2010 and 2009 was $0.7 million, $0.5 million and $0.2 million, respectively.
On September 30, 2010, the Company entered into a natural gas transportation lease agreement with Kern River Gas Transmission Company (“Kern River”) under which Molycorp agreed, subject to certain conditions, to make payments totaling $5.2 million per year ($0.43 million per month) for 10 years beginning April 2012 to Kern River in exchange for the designing, permitting, constructing, operating, and maintaining of facilities necessary to provide natural gas to the power generation facility to be constructed at the Molycorp Mountain Pass facility. Beginning on the date of commencement of the natural gas transportation service and continuing through the agreement termination, the Company will be entitled to receive a Transportation Maximum Daily Quantity of 24,270 Decatherm per day.

(b)	Plant Modernization and Expansion Commitments
In connection with the Molycorp Mountain Pass facility modernization and expansion and future operations, the Company entered into contractual commitments for the purchase of materials and services from various vendors. Future payments for these commitments are estimated at $269.9 million due in 1 year and $15.0 million due in 2-3 years. Some of the agreements the Company entered into with these vendors contain cancellation clauses stating the amount and timing of termination charges to the Company. In total, these charges range from a minimum of $9.7 million to a maximum of $12.5 million depending on the timing of cancellation.

(c)	Potential Environmental Obligations
As part of its ongoing remediation efforts at the Molycorp Mountain Pass facility, the Company identified liner defects in three of the onsite evaporation ponds in 2011. This led to minor groundwater contamination issues that are limited to a small area directly underneath the evaporation ponds. In order to remediate this issue, the Company will replace the primary lining system and might have to install a groundwater recovery system. The Company estimated the cost of these items to range between $2.4 million and $4.6 million, which will be treated as capital expenditures. The Company is in the process of finalizing the remediation plans with the Regional Water Quality board.

(d)	Labor Contract
Certain Molycorp Mountain Pass facility employees are covered by a collective bargaining agreement with the United Steelworkers of America that expires on March 15, 2015. At December 31, 2011, 122 employees, or approximately 60% of the Company’s workforce at Molycorp Mountain Pass, California, were covered by this collective bargaining agreement.
As of December 31, 2011, 186 employees or approximately 33% of the workforce at the Molycorp Sillamäe facility were unionized employees. The contract with the labor union in Estonia is renewed annually by the end of February.

(e)	Reclamation Surety Bonds
At December 31, 2011 and 2010, Molycorp had placed $27.6 million of surety bonds with California state and regional agencies to secure its Molycorp Mountain Pass facility closure and reclamation obligations.

(f)	Licenses and Permits
The Company is subject to numerous and detailed federal, state and local environmental laws, regulations and permits including health and safety, environmental, and air quality. The Company is subject to strict conditions, requirements and obligations relating to various environmental and health and safety matters in connection with the current permits, and the Company may be subject to additional conditions, requirements and obligations associated with its permits and future operations. Certain conditions could be imposed in order to maintain the required permits including requirements to conduct additional environmental studies and collect and present data to government authorities pertaining to the potential impact of current and future operations upon the environment. Accordingly, the required permits may not be maintained or renewed in a timely fashion if at all, or may be renewed upon conditions that restrict the Company’s ability to conduct its operations economically. Any failure, significant delay or significant change in conditions that is required to maintain or renew permits, could have a material adverse effect on the Company’s business, results of operations and financial condition.